ORGANIZATION AND BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

1.	ORGANIZATION AND BUSINESS

HWGC Holdings Limited (“the Company”) formerly known as Vitaxel Group Limited, incorporated in Nevada, is engaged in direct selling industry and online shopping platform primarily through its operating entities in Malaysia.

Vitaxel SDN BHD (“VitaxelSB”), was incorporated in Malaysia on August 10, 2012. VitaxelSB is primarily engaged in the direct selling industry utilizing a multi-level marketing model with an emphasis on travel, entertainment and lifestyle products and services.

Vitaxel Online Mall SDN BHD (“Vionmall”), was incorporated in Malaysia on September 22, 2015. Vionmall is primarily in developing online shopping platforms geared to the Company and its members and the third-party suppliers of products and services.

1.	ORGANIZATION AND BUSINESS

HWGC Holdings Limited (“the Company”) formerly known as Vitaxel Group Limited , incorporated in Nevada, is engaged in direct selling industry and online shopping platform primarily through its operating entities in Malaysia.

Vitaxel SDN BHD (“Vitaxel SB”), was incorporated in Malaysia on August 10, 2012. Vitaxel SB is primarily engaged in the direct selling industry utilizing a multi-level marketing model with an emphasis on travel, entertainment and lifestyle products and services.

Vitaxel Online Mall SDN BHD (“Vionmall”), was incorporated in Malaysia on September 22, 2015. Vionmall is primarily in developing online shopping platforms geared to the Company and its members and the third-party suppliers of products and services.